CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net income (loss)	$ 1,760	$ (438)	$ 1,454
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	611	630	660
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	537	542	555
(Gain) loss from disposal of assets	(44)	7	(20)
Loss on repurchase of notes	8	0	27
Undistributed income (loss) of unconsolidated subsidiaries	(42)	15	2
Goodwill impairment charge	0	585	0
Other non-cash items	323	570	209
Changes in operating assets and liabilities:
Provisions	179	(41)	(93)
Deferred income taxes	(239)	(264)	(472)
Trade and financing receivables related to sales, net	245	1,133	(460)
Inventories, net	(771)	1,901	440
Trade payables	763	388	(179)
Other assets and liabilities	752	501	(297)
Net cash provided by operating activities	4,082	5,529	1,826
Investing activities:
Additions to retail receivables	(5,370)	(4,471)	(4,145)
Collections of retail receivables	4,388	3,995	4,219
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	18	3	61
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and assets sold under buy-back commitments	(714)	(484)	(637)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(1,319)	(1,366)	(1,325)
Other	(2,004)	(427)	(160)
Net cash used in investing activities	(5,001)	(2,750)	(1,987)
Financing activities:
Proceeds from long-term debt	11,447	12,007	13,197
Payments of long-term debt	(12,690)	(10,512)	(12,925)
Net increase (decrease) in other financial liabilities	(14)	(828)	274
Dividends paid	(188)	(8)	(283)
Other	0	0	(57)
Net cash provided by (used in) financing activities	(1,445)	659	206
Effect of foreign exchange rate changes on cash and cash equivalents	(403)	418	(75)
Increase (decrease) in cash and cash equivalents and restricted cash	(2,767)	3,856	(30)
Cash and cash equivalents and restricted cash, beginning of year	9,629	5,773	5,803
Cash and cash equivalents and restricted cash, end of year	$ 6,862	$ 9,629	$ 5,773